Debt (Tables)	3 Months Ended
Mar. 31, 2026
Debt [Abstract]
Schedule of Outstanding Debt Obligations

A summary of outstanding debt obligations as of March 31, 2026 and December 31, 2025 is as follows:

			Successor
		Interest	March 31, 2026
Description	Term Range	Rate Range	(in thousands)
ABS II Securitization	July 2023 - Mar 2038	7.8% - 8.4%	$256,787
Trail Dust Financing	Jan 2024 - Jan 2029	7.3%	2,114
Citizens RBL	Mar 2026 - Mar 2030	7.3% - 9.3%	37,000
Equipment financing obligations			1,544
ABS II Debt premium, net			10,292
Citizens RBL Debt issuance costs, net			(2,558)
Total debt			$305,179
Current portion			(45,791)
Total long-term portion			$259,388

			Predecessor
		Interest	December 31, 2025
Description	Term Range	Rate Range	(in thousands)
ABS II Securitization	Jul 2023 - Mar 2038	7.8% - 8.4%	$266,892
Trail Dust Financing	Jan 2024 - Jan 2029	7.3%	2,266
WAB RBL	Jul 2025 - Dec 2026	7.3%	3,500
Equipment financing obligations			1,831
ABS II Debt issuance costs, net			(3,918)
Trail Dust Debt issuance costs, net			(16)
WAB RBL Debt issuance costs, net			(49)
Total debt			$270,506
Current portion			(45,363)
Total long-term portion			$225,143

Schedule of Principal Payments of Long-Term Debt

The future amounts of required principal payments of long-term debt after March 31, 2026 are as follows:

(in thousands)
Years Ending December 31,	ABS II	Trail Dust	Citizens RBL
2026 (remainder)	$29,924	$492	$—
2027	49,878	700	—
2028	52,890	754	—
2029	53,254	168	—
2030	51,409	—	37,000
Thereafter	19,432	—	—
Total	$256,787	$2,114	$37,000